Stock-Based Compensation - Warrants - General Information (Details) - shares	Mar. 31, 2023	Dec. 31, 2022
Common Stock Warrants, Equity, Subordinate Voting Share Warrants
Warrants
Warrants, number of shares called by each warrant (in shares)	1	1
MVS Warrants
Warrants
Warrants, number of shares called by each warrant (in shares)	1	1